                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 286                                                   915


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.06 - 5.27%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.12 - 5.38%                                        - Dependable Income
DATE OF DEPOSIT: January 29, 1997                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.25 to $98.26 depending on the purchase amount
Cusip           67064X 281 monthly payment plan
Numbers         67064X 299 quarterly payment plan
                67064X 307 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               100%
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                            14.3%
2017-19                                            14.3%
2020-22                                            14.3%
2023-25                                            42.8%
2026+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/28/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.06%
     Tax Equivalent Yield                          8.30%

Treasury Bonds
     Yield                                         6.94%
     Tax Equivalent Yield                          7.27%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 01/28/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/27/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   --
              Bonds, Bridgeport Hospital Issue, Series C, 5.375% Due 7/1/25. (ConnieLee
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Connecticut College Issue, Series C-1, 5.50% Due 7/1/27. (MBIA
              Insured.)                                                                   2007 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Connecticut State University System Issue, Series A, 5.125% Due
              11/1/14. (Original issue discount bonds delivered on or about November 15,
              1995 at a price of 94.804% of principal amount.)(MBIA Insured.)             2005 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Kent School Issue, Series B, 5.40% Due 7/1/23. (MBIA Insured.)       2005 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Yale-New Haven Hospital Issue, Series H, 5.70% Due 7/1/25. (MBIA
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Clean Water Fund Revenue Bonds, 1996 Series, 5.125%                AA+   Aaa
              Due 5/1/18.                                                                 2005 at 101
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM CONNECTICUT AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/28/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.25     4.90 %      5.06%   5.12%   5.09%   5.15%   5.11%   5.17 %
 500 / $50,000              101.09     4.75        5.07    5.12    5.10    5.15    5.12    5.17
 1,000 / $100,000           100.83     4.50        5.08    5.15    5.12    5.18    5.13    5.20
 2,500 / $250,000           100.56     4.25        5.10    5.16    5.13    5.19    5.15    5.21
 5,000 / $500,000            99.78     3.50        5.14    5.22    5.17    5.25    5.19    5.27
 10,000 / $1,000,000         99.27     3.00        5.16    5.26    5.20    5.29    5.21    5.31
 25,000 / $2,500,000         98.76     2.50        5.19    5.30    5.22    5.33    5.24    5.35
 50,000 / $5,000,000         98.26     2.00        5.22    5.33    5.25    5.36    5.27    5.38

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         5.06  % 7.33%   7.67%   8.30%      8.80 %
         5.07    7.35    7.68    8.31       8.82
         5.08    7.36    7.70    8.33       8.83
         5.10    7.39    7.73    8.36       8.87
         5.14    7.45    7.79    8.43       8.94
         5.16    7.48    7.82    8.46       8.97
         5.19    7.52    7.86    8.51       9.03
         5.22    7.57    7.91    8.56       9.08

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .4553
 Monthly plan            4/15/97       .4269   $ 5.1255
 Quarterly plan          5/15/97       .8592
                         8/15/97      1.2888     5.1575
 Semi-annual plan        5/15/97       .8622
                        11/15/97      2.5866     5.1765
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.31 =  98.706
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/28/97)        interest
 98.706       X   $5.1255        =   $505.92
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 314                                                   915


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.06 - 5.26%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.10 - 5.38%                                        - Dependable Income
DATE OF DEPOSIT: January 29, 1997                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.23 to $97.27 depending on the purchase amount
Cusip           6706LB 348 monthly payment plan
Numbers         6706LB 355 quarterly payment plan
                6706LB 363 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               71%
                AA                29
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-16                                            28.5%
2017-18                                            14.3%
2019-20                                             0.0%
2021-22                                            28.6%
2023+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/28/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.06%
     Tax Equivalent Yield                          8.36%

Treasury Bonds
     Yield                                         6.94%
     Tax Equivalent Yield                          7.36%

Corporate Bonds

     Yield                   7.72%

 *COMPARES TRUST AS OF 01/28/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/27/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

 BONDS THIS VIRGINIA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
     500,000  Virginia Commonwealth University, General Revenue Pledge Bonds, Series                   AA-   A1
              1996A, 5.625% Due 5/1/16.                                                   2006 at 102
     500,000  Commonwealth Transportation Board, Commonwealth of Virginia, Transportation              AA   Aa
              Revenue Bonds, Series 1996A (Northern Virginia Transportation District
              Program), 5.125% Due 5/15/17.                                               2006 at 101
     500,000  Loudoun County Sanitation Authority (Virginia), Water and Sewer System                   AAA   Aaa
              Revenue Bonds, Refunding Series 1996, 5.125% Due 1/1/30. (Original issue discount bonds delivered on or about December 17, 1996 at a price of
              92.883% of principal amount.)(FGIC Insured.)                                2007 at 102
     500,000  City of Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.90% Due                   AAA   Aaa
              11/1/25. (MBIA Insured.)                                                    2005 at 102
     500,000  City of Richmond, Virginia, General Obligation Public Improvement Refunding              AAA   Aaa
              Bonds, Series 1995B, 5.00% Due 1/15/21. (FGIC Insured.)                     2006 at 102
     500,000  Upper Occoquan Sewage Authority (Virginia), Regional Sewerage System                     AAA   Aaa
              Revenue Bonds, Series of 1995A, 5.00% Due 7/1/15. (MBIA Insured.)           2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM VIRGINIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/28/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.23     4.90 %      5.06%   5.10%   5.09%   5.14%   5.11%   5.16 %
 500 / $50,000              100.07     4.75        5.07    5.10    5.10    5.14    5.12    5.16
 1,000 / $100,000            99.81     4.50        5.08    5.13    5.11    5.17    5.13    5.19
 2,500 / $250,000            99.55     4.25        5.09    5.14    5.13    5.18    5.14    5.20
 5,000 / $500,000            98.78     3.50        5.13    5.20    5.17    5.24    5.18    5.26
 10,000 / $1,000,000         98.27     3.00        5.16    5.24    5.19    5.28    5.21    5.30
 25,000 / $2,500,000         97.76     2.50        5.19    5.28    5.22    5.32    5.24    5.34
 50,000 / $5,000,000         97.27     2.00        5.21    5.32    5.25    5.36    5.26    5.38

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   39.5%      43.0%
         5.06  % 7.44%   7.78%   8.36%      8.88 %
         5.07    7.46    7.80    8.38       8.89
         5.08    7.47    7.82    8.40       8.91
         5.09    7.49    7.83    8.41       8.93
         5.13    7.54    7.89    8.48       9.00
         5.16    7.59    7.94    8.53       9.05
         5.19    7.63    7.98    8.58       9.11
         5.21    7.66    8.02    8.61       9.14

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .4505
 Monthly plan            4/15/97       .4224   $ 5.0701
 Quarterly plan          5/15/97       .8502
                         8/15/97      1.2753     5.1021
 Semi-annual plan        5/15/97       .8532
                        11/15/97      2.5596     5.1211
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.29 =  99.710
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/28/97)        interest
 99.710       X   $5.0701        =   $505.54
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MICHIGAN                                                           NUVEEN
INSURED UNIT TRUST 68                                                        915


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: January 29, 1997
ESTIMATED CURRENT RETURN:
5.13 - 5.34%
ESTIMATED LONG-TERM RETURN:
5.22 - 5.50%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.5 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.02 to $96.09 depending on the purchase amount
Cusip           67095E 559 monthly payment plan
Numbers         67095E 567 quarterly payment plan
                67095E 575 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Michigan

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                            14.3%
2019-21                                            14.3%
2022-24                                            14.3%
2025+                                              57.1%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 01/28/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.13%
     Tax Equivalent Yield                          8.48%

Treasury Bonds
     Yield                                         6.94%
     Tax Equivalent Yield                          7.33%

Corporate Bonds
     Yield                   7.72%

 *COMPARES TRUST AS OF 01/28/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 01/27/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.275% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MICHIGAN INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mercy    2006 at 101  AAA   Aaa
              Health Services Obligated Group), 1996 Series R, 5.375% Due 8/15/26.
              (Original issue discount bonds delivered on or about December 4, 1996 at a price of 93.856% of principal amount.)
     500,000  Board of Trustees of Michigan State University, General Revenue Bonds,      2006 at 101  AAA   Aaa
              Series 1996 A, 5.125% Due 2/15/16.
     400,000  Brandon School District, in the Counties of Oakland and Lapeer, State of    2006 at 101  AAA   Aaa
              Michigan, 1996 School Building and Site Bonds, 5.75% Due 5/1/20. (General
              Obligation Bonds.)
     500,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,   2005 at 101  AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.
     500,000  Board of Regents of Eastern Michigan University, General Revenue Bonds,     2006 at 101  AAA   Aaa
              Series 1997, 5.50% Due 6/1/27.
     500,000  The Economic Development Corporation of the City of Farmington Hills        2005 at 102  AAA   Aaa
              (Michigan), Revenue Bonds (Botsford Continuing Care Corporation Project),
              Series 1995A, 5.75% Due 2/15/25.
     500,000  Grand Ledge Public Schools, Counties of Eaton, Clinton and Ionia, State of  2005 at 102  AAA   Aaa
              Michigan, 1995 Refunding Bonds, 5.375% Due 5/1/24. (Original issue discount bonds delivered on or about November 2, 1995 at a price of 94.75% of principal amount.)(General Obligation Bonds.)
     100,000  Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 1992    No Optional  AAA   Aaa
              Refunding Bonds (General Obligation-Unlimited Tax), 0.00% Due 5/1/19.           Call
              (Original issue discount bonds delivered on or about October 6, 1992 at a price of 18.753% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM MICHIGAN.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/28/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.02     4.90 %      5.13%   5.22%   5.16%   5.26%   5.18%   5.28 %
 500 / $50,000               98.87     4.75        5.14    5.23    5.17    5.27    5.19    5.29
 1,000 / $100,000            98.61     4.50        5.15    5.25    5.18    5.29    5.20    5.31
 2,500 / $250,000            98.35     4.25        5.17    5.27    5.20    5.31    5.22    5.33
 5,000 / $500,000            97.59     3.50        5.21    5.33    5.24    5.37    5.26    5.39
 10,000 / $1,000,000         97.08     3.00        5.23    5.36    5.27    5.40    5.29    5.42
 25,000 / $2,500,000         96.58     2.50        5.26    5.40    5.29    5.44    5.31    5.46
 50,000 / $5,000,000         96.09     2.00        5.29    5.44    5.32    5.48    5.34    5.50

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   34.5%   39.5%      43.0%
         5.13  % 7.54%   7.83%   8.48%      9.00 %
         5.14    7.56    7.85    8.50       9.02
         5.15    7.57    7.86    8.51       9.04
         5.17    7.60    7.89    8.55       9.07
         5.21    7.66    7.95    8.61       9.14
         5.23    7.69    7.98    8.64       9.18
         5.26    7.74    8.03    8.69       9.23
         5.29    7.78    8.08    8.74       9.28

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/97   $   .4515
 Monthly plan            4/15/97       .4233   $ 5.0807
 Quarterly plan          5/15/97       .8520
                         8/15/97      1.2780     5.1127
 Semi-annual plan        5/15/97       .8550
                        11/15/97      2.5650     5.1317
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.08 =   100.928
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/28/97)        interest
 100.928      X   $5.0807        =   $512.78
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)